                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-22128

                                FocusShares Trust
               (Exact name of registrant as specified in charter)

                          210 Summit Avenue, Suite C11
                                Montvale NJ 07645
               (Address of principal executive offices) (Zip code)

                                    Erik Liik
                                 FocusShares LLC
                          210 Summit Avenue, Suite C11
                                Montvale NJ 07645
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Kathleen Moriarty, Esq.
                           Katten Muchin Rosenman LLP
                               575 Madison Avenue
                            New York, New York 10022

Registrant's telephone number, including area code: (201) 930-8500

Date of fiscal year end: September 30

Date of reporting period: November 30, 2007 to June 30, 2008

ITEM 1.  PROXY VOTING RECORD.

              FOCUSSHARES ISE HOMEBUILDERS INDEX FUND* (SYMBOL: SAW)
                    FORM N-PX FOR PERIOD ENDED JUNE 30, 2008

ADVISER: FOCUSSHARES LLC           SUB-ADVISER: NORTHERN TRUST INVESTMENTS, N.A.

                                                                                                     DID
                                                                                        MGMT OR      FUND
         NAME OF ISSUER       TICKER   CUSIP    MEETING                                 SHRHLDR      CAST     HOW FUND      FOR OR
           OF SECURITY        SYMBOL   NUMBER    DATE          MATTER VOTED ON          PROPOSED     VOTE     CAST VOTE   AGNST MGMT
         --------------       ------ --------- -------- ----------------------------- ------------ ------- -------------- ----------
1  Avatar Holdings Inc.       AVTR   053494100 05/29/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor

2  Beazer Homes USA Inc.      BZH    07556Q105 08/05/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor
                                                         3-Amend Stk. Incentive Plan
                                                         4-Amend Stk. Incentive Plan

3  Brookfield Homes           BHS    112723101 05/01/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor

4  Centex Corp.               CTX    152312104 07/10/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                            2-MP-Approve Auditor      1,2,3,4,5,6          1,2,3,4,5,6,8
                                                              3-MP-Articles of
                                                                Incorporation         Shrhldr.             AGAINST
                                                         4-MP-Amend Annual Incentive  7,8                  7
                                                              Compensation Plan
                                                         5-MP-Amend Goals of Equity
                                                               Incentive Plan
                                                         6-MP-Amend Equity Incentive
                                                                    Plan
                                                        7-SP-Regarding Climate Change
                                                          8-SP-Declassification of
                                                                    Board

5  Champion Enterprises Inc.  CHB    158496109 05/07/08       1-Elect Directors       Mgmt.        NO

6  DR Horton                  DHI    23331A109 01/31/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                         2-MP-Amend Incentive Bonus   1,2,3,5              ALL
                                                                    Plan
                                                         3-MP-Performance Unit Plan   Shrhldr.
                                                            4-SP-Pay-For Superior     4
                                                            Performance Standard
                                                             5-MP-Other Business

* The FocusShares ISE Homebuilders Index Fund began operations on November 30, 2007.

7  Gafisa SA                  GFA    362607301 04/04/08     A1-Receive Management     Mgmt.        YES     FOR            FOR
                                                            Account and Financial                          ALL
                                                                 Statements
                                                          A2-Approve destination of
                                                                 Net Profits
                                                            A3-Approve Management
                                                                Compensation
                                                             A4- Elect Directors
                                                        E1-Amend By-Laws - Article 2
                                                        E2-Amend By-Laws - Article 5
                                                              E3-Amend By-Laws
                                                                Article 21(D)
                                                              E4-Amend By-Laws
                                                                Article 21(R)
                                                          E5-Approve New Wording in
                                                           Proposal E1 thru E4 and
                                                        their Consolidation into the
                                                                   By-Laws

8  Hovnanian Enterprises Inc. HOV    442487203 03/31/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor
                                                         3-Amend Sr. Exec. Incentive
                                                                    Plan
                                                            4-Stk. Incentive Plan
                                                          5-Amend Stk. Option Plan

9  KB Homes                   KBH    48666K109 04/03/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                         2-MP-Amend Incentive Bonus   1,2                  ALL
                                                                    Plan
                                                         3-SP-Excutive Compensation   Shrhldr.
                                                          4-SP-Severance Agreements   3,4

10 Lennar Corp.               LEN    526057104 04/08/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                            2-MP- Approve Auditor     1,2,3                1,2,3,4
                                                          3-MP-Declassify the Board
                                                            4-SP-Pay-For Superior     Shrhldr.             AGAINST
                                                            Performance Standard      4,5                  5
                                                          5-SP-Compliance Committee

11 Levitt Corp.*              LEV    52742P108 05/20/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                         2-Amend Cert. of Inc. (Name
                                                                   Change)

*    As of May 25, 2008, the Levitt Corp. is known as the Woodbridge Holdings
     Corp.

12 M/I Homes Inc.             MHO    55305B101 05/06/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor

13 M.D.C. Holdings Inc.       MDC    552676108 04/29/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                            2-MP-Amend Executive      1,2, 3,4,6           1,2,3,4,6
                                                        Performance-Based Comp. Plan
                                                         3-MP- Amendment to Reprice   Shrhldr.             AGAINST
                                                            Stock Options held by     5                    5
                                                                  Employees
                                                          4-MP-Amendment to Reprice
                                                            Stock Options held by
                                                            Independent Directors
                                                        5-SP-New Compliance Committee
                                                            6-MP-Approve Auditor

14 Meritage Homes Corp.       MTH    59001A102 05/15/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor                            1,2,3,4
                                                        3-Amend Stock Incentive Plan
                                                             to Increase Shares                            AGAINST
                                                        4-Amend Stock Incentive Plan                       5
                                                          to Limit Number of Shares
                                                             that may be Granted
                                                           5-Create New Preferred

15 NVR Inc.                   NVR    62944T105 05/06/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor

16 Palm Harbor Homes, Inc.    PHHM   696639103 07/23/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                              2-Approve Auditor

17 Pulte Homes, Inc.          PHM    745867101 05/15/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                           2-MP-Senior Management     1,2,3                1,2, 3,4,5
                                                               Incentive Plan
                                                            3-MP-Approve Auditor      Shrhldr.             AGAINST
                                                         4-SP-Changing Voting Quorum  4,5,6,7,8,9          6,7,8,9
                                                          5-SP-Declassification of
                                                                    Board
                                                           6-SP-Use of Performance
                                                                Based Options
                                                           7-SP-Request for Annual
                                                         Advisory Votes on Executive
                                                                Compensation
                                                        8-SP-Report on Climate Change
                                                          9-SP-Establish Oversight
                                                        Committee for Nontraditional
                                                                    Loans

18 Ryland Group Inc.          RYL    783764103 04/23/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                         2-MP-Equity Incentive Plan   1,2,3,4,5,7          1,2,3,4,5,7
                                                             3-MP-Approve Senior
                                                         Executive Performance Plan   Shrhldr.             AGAINST
                                                           to Comply with Internal    6                    6
                                                        Revenue Code, Section 162(M)
                                                        4-MP- Approve Incentive Plan
                                                           to Comply with Internal
                                                        Revenue Code, Section 162(M)
                                                          5-MP-Approve Performance
                                                        Award Program to Comply with
                                                           Internal Revenue Code,
                                                               Section 162(M)
                                                            6-SP-Adopt Goals for
                                                          Reducing Greenhouse Gases
                                                            7-MP- Approve Auditor

19 Standard Pacific Corp.     SPF    85375C101 05/14/08     1-MP-Elect Directors      Mgmt.        YES     FOR            FOR
                                                         2-MP-Equity Incentive Plan   1,2,5                1,2,3,5
                                                            3-SP-Declassify Board
                                                            4-SP-Adopt Goals for      Shrhldr.             AGAINST
                                                          Reducing Greenhouse Gases   3,4                  4
                                                            5-MP- Approve Auditor

20 Toll Brothers Inc.         TOL    889478103 03/12/08       1-Elect Directors       Mgmt.        YES     FOR            FOR
                                                            2-CEO Cash Bonus Plan
                                                         3-Amend Stk. Incentive Plan
                                                                for Employees
                                                         4-Amend Stk. Incentive Plan
                                                         for Non-Employee Directors
                                                        5-Amend Stk. Option Exchange
                                                                   Program
                                                              6-Approve Auditor

        FOCUSSHARES ISE - CCM HOMELAND SECURITY INDEX FUND* (SYMBOL: MYP)
                    FORM N-PX FOR PERIOD ENDED JUNE 30, 2008

ADVISER: FOCUSSHARES LLC           SUB-ADVISER: NORTHERN TRUST INVESTMENTS, N.A.

                                                                                                        DID  HOW
                                                                                               MGMT OR FUND FUND FOR OR
         NAME OF ISSUER       TICKER   CUSIP    MEETING                                        SHRHLDR CAST CAST  AGNST
           OF SECURITY        SYMBOL   NUMBER    DATE              MATTER VOTED ON            PROPOSED VOTE VOTE  MGMT
   -------------------------- ------ --------- -------- ------------------------------------- -------- ---- ---- ------
1  ActivIdentity Corp.        ACTI   00506P103 03/13/08           1-Elect Directors           Mgmt.    NO
                                                           2-Ratify appointment of Auditor

2  Applied Signal             APSG   038237103 03/18/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
   Technologies                                             2-Amend Stk. Incentive Plan
                                                                  3-Approve Auditor

3  AVI Biopharma, Inc.        AVII   002346104 05/20/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

4  BioCryst Pharmaceuticals,  BCRX   09058V103 05/21/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
   Inc.                                                      2-Amend Stk. Incentive Plan
                                                             3-Amend Stk. Incentive Plan
                                                                  4-Approve Auditor

5  Cepheid Inc.               CPHD   15670R107 04/24/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                             2-Amend Stk. Incentive Plan
                                                                  3-Approve Auditor

6  Digimarc Corp.             DMRC   253807101 05/01/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

7  Flir Systems               FLIR   302445101 04/25/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                        2-Amend Cert. of Inc. (Increase Auth.
                                                                       Common)
                                                                  3-Approve Auditor

8  L-1 Identity Solutions     ID     50212A106 05/07/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
   Inc.                                                       2-Long-Term Incentive Plan
                                                                  3-Approve Auditor

9  L3 Communications Holdings LLL    502424104 04/29/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
   Inc.                                                      2-Long-Term Performance Plan
                                                           3-Directors Stk. Incentive Plan
                                                                  4-Approve Auditor

* The FocusShares ISE-CCM Homeland Security Index Fund began operations on November 30, 2007.

10 Mantech Int'l. Corp.       MANT   564563104 06/06/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

11 McAfee, Inc.               MFE    579064106 07/28/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                2-Executive Bonus Plan
                                                             3-Amend Stk. Incentive Plan
                                                                  4-Approve Auditor

12 Mine Safety Appliances Co. MSA    602720104 05/13/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                            2-Mgmt. Equity Incentive Plan
                                                         3-Non-Employee Equity Incentive Plan
                                                                  4-Approve Auditor

13 RAE Systems Inc.           RAE    75061P102 06/18/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

14 Secure Computing Corp.     SCUR   813705100 05/16/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                             2-Amend Stock Incentive Plan
                                                         3-Amend Employee Stk. Purchase Plan
                                                                  4-Approve Auditor

15 SI International, Inc.     SINT   78427V102 06/09/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

16 SAIC, Inc.                 SAI    78390X101 05/30/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                            2-Amend Equity Incentive Plan
                                                                  3-Approve Auditor

17 Steris Corp.               STE    859152100 07/25/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

18 Taser International, Inc.  TASR   87651B104 05/28/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

19 Tetra Tech Inc.            TTEK   88162G103 02/28/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor
                                                                   3-Other Business

20 Thermo Fisher Scientific   TMO    883556102 05/20/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
   Inc.                                                         2-Stock Incentive Plan
                                                            3-Annual Incentive Award Plan
                                                                  4-Approve Auditor

21 Unisys Inc.                UIS    909214108 07/24/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

22 Zebra Technologies Corp.   ZBRA   989207105 05/22/08           1-Elect Directors           Mgmt.    YES  FOR  FOR
                                                                  2-Approve Auditor

================================================================================

                   FOCUSSHARES ISE SINDEX FUND* (SYMBOL: PUF)
                    FORM N-PX FOR PERIOD ENDED JUNE 30, 2008

ADVISER: FOCUSSHARES LLC           SUB-ADVISER: NORTHERN TRUST INVESTMENTS, N.A.

                                                                                                   DID
                                                                                       MGMT OR    FUND    HOW FUND
         NAME OF ISSUER       TICKER   CUSIP    MEETING                                SHRHLDR    CAST      CAST      FOR OR
           OF SECURITY        SYMBOL   NUMBER    DATE          MATTER VOTED ON         PROPOSED   VOTE      VOTE    AGNST MGMT
         --------------       ------ --------- -------- ---------------------------- ----------- ------ ----------- ----------
1  Altria Group, Inc.         MO     02209S103 05/28/08     1-MP-Elect Directors     Mgmt.       YES    FOR         FOR
                                                            2-MP-Approve Auditor     1,2                1,2
                                                         3-SP-Say on Executive Pay
                                                           4-SP-Cumulative Voting    Shrhldr.           AGAINST
                                                        5-SP-Apply Global Practices  3,4,5,6,7,8        3,4,5,6,7,8
                                                        6-SP-Stop Youth Ad Campaign
                                                        7-SP-Two Cigarette Approach
                                                                to Marketing
                                                          8-SP-Endorse health Care
                                                                 Principles

2  Ameristar Casinos, Inc.    ASCA   03070Q101 06/20/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                        2-Amend Stk. Incentive Plan

3  Anheuser-Busch Cos.        BUD    035229103 04/23/08     1-MP-Elect Directors     Mgmt.       YES    FOR         FOR
                                                          2-MP-LT Equity Incentive   1,2,3              1,2,3
                                                           Plan for Non-Employee
                                                                 Directors           Shrhldr.           AGAINST
                                                            3-MP-Approve Auditor     4,5,6              4,5,6
                                                         4-SP-Report on Charitable
                                                               Contributions
                                                         5-SP-Special Shareholders
                                                                    Mtg.
                                                         6-SP-Concerning Executive
                                                                Compensation

4  Bally Technologies         BYI    05874B107 02/22/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                          2-Employee Stk. Purchase
                                                                    Plan
                                                        3-Amend Stk. Incentive Plan
                                                             4-Approve Auditor

5  Boyd Gaming                BYD    103304101 05/15/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor
                                                        3-Amend Stk. Incentive Plan

*    The FocusShares ISE Sindex Fund began operations on November 30, 2007.

6  British American Tobacco   BTI    110448107 04/30/08   1-Receipt of 2007 Report   Mgmt.       NO
   PLC                                                          and Accounts
                                                             2-Approval of 2007
                                                            Remuneration Report
                                                         3-Declaration of the final
                                                             dividend for 2007
                                                             4-Approve Auditors
                                                            5-Authority for the
                                                           Directors to agree the
                                                           Auditors remuneration
                                                          6- Election of Directors
                                                          7-Election of Directors
                                                          8-Renewal of Directors'
                                                         authority to allot shares
                                                           9-(Special) Renewal of
                                                          Director's authority to
                                                        disapply pre-emption rights
                                                          10-Approval of waiver of
                                                              offer obligation
                                                         11-(Special)Authority for
                                                        the Company to purchase its
                                                                 own shares
                                                        12-(Special)Adoption of new
                                                          articles of association

7  Central European           CEDC   153435102 05/05/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
   Distribution Corp.                                        2-Approve Auditor

8  Companhia de Bebidas Das   ABV    20441W203 04/28/08  1-Authorize drawing up of   Mgmt.       NO
   Americas-AMBEV                                                 minutes
                                                          2-GM-Approval of Annual
                                                            Report and Financial
                                                                 Statements
                                                         3-GM-Approve appropriation
                                                               of net income
                                                          4-GM- Approval of global
                                                            compensation of the
                                                            companies management
                                                         5-GM-Election of Directors
                                                           6-GM-Electiono Fiscal
                                                          Council members - common
                                                            shares shareholders
                                                          7-GM-Election of Fiscal
                                                          Council member-preferred
                                                            shares shareholders
                                                          8-GM-Approval of Fiscal
                                                              Council Members'
                                                                compensation

                                                         9-GM-Approval of official
                                                            newspapers for legal
                                                         publication and notices to
                                                                shareholders
                                                          10-EGM-Approve a capital
                                                                  increase
                                                            11-EGM-Approve a new
                                                           increase of companies
                                                                  capital
                                                             12-EGM-Approve the
                                                         cancellation of common and
                                                          preferred shares held in
                                                                  treasury
                                                        13-EGM-Approve amendment to
                                                        Clause 5 of companies bylaws
                                                             14-EGM-Approval of
                                                            consolidation of the
                                                              companies bylaws

9  Constellation Brands, Inc. STZ    21036P108 07/17/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor

10 Las Vegas Sands Corp.      LVS    517834107 06/10/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor
                                                         3-Amend Equity Award Plan
                                                        4-Exec. Cash Incentive Plan

11 Loews Corp.                LTR    540424207 05/13/08     1-MP-Elect Directors     Mgmt.       YES    FOR         FOR
                                                            2-MP-Approve Auditor     1,2                1,2,3,4
                                                           3-SP-Cumulative Voting
                                                           4-SP-Pay-For Superior     Shrhldr.           AGAINST
                                                            Performance Standard     3,4,5,6            5,6
                                                          5-SP-Health Care Reform
                                                              6-SP-Advertising
                                                                Expenditures

12 Melco PBL Entertainment    MPEL   585464100 05/27/08 1-Ratification of Financial  Mgmt.       YES    FOR         FOR
   Ltd.                                                          Statements
                                                             2- Approve Auditor
                                                           3-Approve Name Change

13 MGM MIRAGE                 MGM    552953101 05/13/08                              Mgmt.       YES    FOR         FOR
                                                            1-MP-Elect Directors     1,2                1,2
                                                            2-MP-Approve Auditor
                                                           3-SP-Conduct Dividend     Shrhldr.           AGAINST
                                                        Payment Study of Peer Group  3                  3

14 Molson Coors Brewing Co.   TAP    60871R209 05/15/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor

15 Monarch Casino & Resort,   MCRI   609027107 06/18/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
   Inc.                                                       2-Other Business

16 Pinnacle Entertainment,    PNK    723456109 05/20/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
   Inc.                                                       2-Amend Equity &
                                                         Performance Incentive Plan
                                                           3-Re-Approve Equity &
                                                         Performance Incentive Plan
                                                         4-Amend Directors Deferred
                                                                 Comp. Plan
                                                             5-Approve Auditor

17 Reynolds American Inc.     RAI    761713106 05/06/08     1-MP-Elect Directors     Mgmt.       YES    FOR         FOR
                                                           2-MP- Approve Auditor     1,2                1,2
                                                        3-MP-Human Rights Protocols
                                                         4-SP-Endorsement of Health  Shrhldr.           AGAINST
                                                              Care Principles        3,4,5              3,4,5
                                                        5-SP-Two Cigarette Approach
                                                                to Marketing

18 Scientific Games Corp.     SGMS   80874P109 06/05/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor
                                                        3-Amend Incentive Comp. Plan

19 Shuffle Master Inc.        SHFL   825549108 03/26/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                             2-Approve Auditor

20 Universal Corp.            UVV    913456109 08/05/08      1-Elect Directors       Mgmt.       YES    FOR         FOR

21 UST Inc. (Del.)            UST    902911106 05/06/08     1-MP-Elect Directors     Mgmt.       YES    FOR         FOR
                                                            2-MP-Approve Auditor     1,2                1,2
                                                         3-SP-Shareholders Calling
                                                          for Special Meetings by    Shrhldr.           AGAINST
                                                                Stockholders         3,4                3,4
                                                          4-SP-Health Care Reform
                                                                 Principles

22 Vector Group Ltd.          VGR    92240M108 05/27/08      1-Elect Directors       Mgmt.       YES    FOR         FOR

23 Wynn Resorts, Ltd.         WYNN   983134107 05/06/08      1-Elect Directors       Mgmt.       YES    FOR         FOR
                                                        2-Amend Stock Incentive Plan
                                                             3-Approve Auditor

        FOCUSSHARES ISE-REVERE WAL-MART SUPPLIER INDEX FUND* (SYMBOL: WSI)
                    FORM N-PX FOR PERIOD ENDED JUNE 30, 2008

ADVISER: FOCUSSHARES LLC           SUB-ADVISER: NORTHERN TRUST INVESTMENTS, N.A.

                                                                                                   DID
                                                                                          MGMT OR  FUND HOW FUND FOR OR
         NAME OF ISSUER       TICKER   CUSIP    MEETING                                   SHRHLDR  CAST   CAST    AGNST
          OF SECURITY         SYMBOL   NUMBER    DATE            MATTER VOTED ON         PROPOSED  VOTE   VOTE    MGMT
         --------------       ------ --------- -------- -------------------------------- -------- ----- -------- ------
1  Chattem Inc.               CHTT   162456107 04/09/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                              2-Cash Incentive Plan
                                                                3-Approve Auditor

2  Church & Dwight            CHD    171340102 05/01/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                              2-Amend Cert. of Inc.
                                                           3-Omnibus Equity Comp. Plan
                                                                4-Approve Auditor

3  Coinstar, Inc.             CSTR   19259P300 06/03/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                                2-Approve Auditor

4  Cott Corp.                 COT    22163N106 04/17/08         1-Elect Directors        Mgmt.    NO
                                                               2-Approve Auditors

5  CSS Industries, Inc.       CSS    125906107 07/31/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                            2-Amend Equity Comp. Plan
                                                             3-Mgmt. Incentive Plan

6  Dean Foods Co.             DF     242370104 05/22/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                                2-Approve Auditor

7  Diamond Foods Inc.         DMND   252603105 03/25/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                                2-Approve Auditor

8  Flowers Foods, Inc.        FLO    343498101 05/30/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                         2-Amend Cert. of Inc. (Increase
                                                                  Auth. Common)
                                                                3-Approve Auditor

9  Hanesbrands Inc.           HBI    410345102 04/22/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                            2-Omnibus Incentive Plan
                                                             3-Annual Incentive Plan
                                                                4-Approve Auditor
                                                                5-Other Business

* The FocusShares ISE-Revere Wal-Mart Supplier Index Fund began operations on November 30, 2007.

10 Hasbro Inc.                HAS    418056107 05/22/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                                2-Approve Auditor

11 Kellogg Co.                K      487836108 04/25/08                                  Mgmt.    YES   FOR      FOR
                                                              1-MP-Elect Directors       1,2            1,2
                                                              2-MP- Approve Auditor
                                                         3-SP-Majority Vote Requirement  Shrhldr.       AGAINST
                                                                                         3              3

12 Lance Inc.                 LNCE   514606102 04/24/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                             2-Directors Stock Plan
                                                                3-Approve Auditor

13 Leapfrog Enterprises, Inc. LF     52186N106 06/05/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                        2-One-Time Stock Option Exchange
                                                                     Program
                                                                4-Approve Auditor

14 Mattel, Inc.               MAT    577081102 05/29/08                                  Mgmt.    YES   FOR      FOR
                                                              1-MP-Elect Directors       1,2            1,2
                                                              2-MP-Approve Auditor
                                                           3-SP-Certain Board Reports    Shrhldr.       AGAINST
                                                                                         3              3

15 Prestige Brands Holdings,  PBH    74112D101 08/05/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
   Inc.                                                         2-Approve Auditor

16 Revlon, Inc.               REV    761525500 06/05/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
                                                                2-Approve Auditor

17 Scotts Miracle-Gro Co.     SMG    810186106 01/31/08         1-Elect Directors        Mgmt.    YES   FOR      FOR

18 Spectrum Brands Inc.       SPC    84762L105 04/29/08                                  Mgmt.    YES   FOR      FOR
                                                              1-MP-Elect Directors       1,2            1,2
                                                              2-MP-Approve Auditor
                                                              3-SP-Declassify Board      Shrhldr.       AGAINST
                                                                                         3              3

19 Tootsie Roll Industries    TR     890516107 05/05/08         1-Elect Directors        Mgmt.    YES   FOR      FOR
   Inc.                                                         2-Approve Auditor

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust


By: /s/ Michael Voskian
    --------------------------------
    Michael Voskian
    President

Date: August 21, 2008